Net interest income (Tables)	12 Months Ended
Sep. 30, 2021
Net interest income
Schedule of net interest income

	Consolidated			Parent Entity
$m	2021	2020	2019	2021	2020
Interest income[1]
Calculated using the effective interest rate method
Cash and balances with central banks	30	135	334	14	122
Collateral paid	16	75	201	15	74
Investment securities	1,200	1,521	1,919	1,120	1,385
Loans	20,756	24,848	30,029	17,971	21,488
Other financial assets	2	17	35	2	16
Due from subsidiaries	-	-	-	2,476	2,940
Assets held for sale	128	-	-	50	-
Total interest income calculated using the effective interest rate method	22,132	26,596	32,518	21,648	26,025
Other
Net ineffectiveness on qualifying hedges	(46)	87	28	(42)	77
Trading securities and financial assets measured at FVIS and loans	192	364	676	182	343
Due from subsidiaries	-	-	-	118	178
Assets held for sale	-	-	-	-	-
Total other	146	451	704	258	598
Total interest income	22,278	27,047	33,222	21,906	26,623
Interest expense
Calculated using the effective interest rate method
Collateral received	(4)	(26)	(57)	(3)	(23)
Deposits and other borrowings	(1,801)	(4,652)	(7,967)	(1,402)	(3,782)
Debt issues	(1,861)	(2,907)	(4,706)	(1,655)	(2,549)
Due to subsidiaries	-	-	-	(3,219)	(3,601)
Loan capital	(849)	(800)	(776)	(849)	(800)
Other financial liabilities	(112)	(98)	(274)	(110)	(98)
Liabilities held for sale	(11)	-	-	(9)	-
Total interest expense calculated using the effective interest rate method	(4,638)	(8,483)	(13,780)	(7,247)	(10,853)
Other
Deposits and other borrowings	(67)	(402)	(978)	(48)	(385)
Trading liabilities[2]	(122)	(787)	(915)	297	(640)
Debt issues	(64)	(107)	(163)	(58)	(74)
Bank levy	(392)	(408)	(391)	(392)	(408)
Due to subsidiaries	-	-	-	(296)	(29)
Other interest expense	(136)	(164)	(88)	(126)	(150)
Liabilities held for sale	(1)	-	-	-	-
Total other	(782)	(1,868)	(2,535)	(623)	(1,686)
Total interest expense	(5,420)	(10,351)	(16,315)	(7,870)	(12,539)
Total net interest income	16,858	16,696	16,907	14,036	14,084

1.

Interest income included items relating to compliance, regulation and remediation costs recognised as an addition in interest income of $106 million (2020: $170 million reduction, 2019: $372 million reduction) for the Group, and an addition of $149 million (2020: $164 million reduction) for the Parent Entity. Refer to Note 26 for further details.

2.	Includes net impact of Treasury balance sheet management activities.